OPERATING LEASES (Details Narrative) - 6 months ended Jun. 30, 2022	USD ($)	HKD ($)
Finite-Lived Intangible Assets [Line Items]
Short term lease payments	$ 8,600
Short term lease cost	6,200
Office Space [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for rent	$ 21,765	$ 170,775
Lease term	3 years
Accrued rent	$ 228,000
Server Rooms [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for rent	12,490	98,000
Initial direct costs	12,560	98,000
Dormitory [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for rent	$ 4,333	34,000
Lease term	2 years
Initial direct costs	$ 2,194	$ 17,000